LEASES - Narratives (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LEASES
Operating Leases, Rent Expense, Sublease Rentals	¥ 3,064	¥ 4,131	¥ 385